Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of major related parties
The following is a list of the Group’s major related parties:

Names of related parties	Relationship with the Company
China International United Petroleum & Chemicals Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Chemical Sales Company Limited	Subsidiary of the ultimate parent company
Sinopec Chemical Commercial Holding Company Limited	Subsidiary of the ultimate parent company
Petro-cyberworks Information Technology Co., Ltd.	Subsidiary of the ultimate parent company
Lianhua (Ningbo) International Logistics Co., Ltd.	Subsidiary of the ultimate parent company
Zhongke (Guangdong) Refining & Chemical Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Marketing Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Fuel Oil Sales Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Lubricant Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Yangzi Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical International (Beijing) Company Limited	Subsidiary of the ultimate parent company
Sinopec Catalysts Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical International (Shanghai) Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Beijing Research Institute of Chemical Industry	Subsidiary of the ultimate parent company
China Petrochemical International (Ningbo) Co., Ltd.	Subsidiary of the ultimate parent company
Zhoushan Shihua Crude Oil Terminal Co., Ltd.	Subsidiary of the ultimate parent company
Dalian Sinopec Material Equip Company	Subsidiary of the ultimate parent company
Sinopec Material & Equipment (East China) Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical International (Nanjing) Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Honeywell (Tianjin) Company Limited	Subsidiary of the ultimate parent company
China Petrochemical International (Wuhan) Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical International Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical Refinery Sales Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Shanghai Gaoqiao Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
China Petrochemical International (Tianjin) Co., Ltd.	Subsidiary of the ultimate parent company
Ningbo East sea Line fan Technology Company Limited	Subsidiary of the ultimate parent company
Sinopec Petroleum & Chemical Scientific Research Institute Dadi Company	Subsidiary of the ultimate parent company
Sinopec Shanghai Research Institute of Petrochemical Technology	Subsidiary of the ultimate parent company
Sinopec Lubricating Oil Shanghai Research Institute Company Limited	Subsidiary of the ultimate parent company
Dalian Furuipu Technology Co., Ltd.	Subsidiary of the ultimate parent company
Nantong Donghai Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
China Petroleum and Chemical Corporation Qingdao Security Engineering Research Institute	Subsidiary of the ultimate parent company
Sinopec (Shanghai) Energy Trade Co., Ltd.	Subsidiary of the ultimate parent company
Storage and Transportation Installation Company of Ningbo Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec Chemical Commercial Holding (Hong Kong) Company Limited	Subsidiary of the ultimate parent company
Sinopec Yizheng Chemical Fibre Limited Liability Company	Subsidiary of the ultimate parent company
Fujian Gulei Petrochemical Company Limited	Subsidiary of the ultimate parent company
Sinopec China East Chemical Sales Co., Ltd.	Subsidiary of the ultimate parent company

Names of related parties	Relationship with the Company
Unipec Singapore	Subsidiary of the ultimate parent company
China Yanshan United Foreign Trade Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Chemical Commercial Holding (Wuhan) Company Limited	Subsidiary of the ultimate parent company
Nanjing Yangzi Petrol-chemical Industry Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Baling Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
Shengli Oil Field Exploration and Development Research Institute	Subsidiary of the ultimate parent company
Shanghai Lide Catalyst Co., Ltd.	Subsidiary of the ultimate parent company
Ypc-gpro (Nanjing) Rubber Co., Ltd.	Subsidiary of the ultimate parent company
Fujian Refining & Petrochemical Company Limited	Subsidiary of the ultimate parent company
Sinopec Dalian (Fushun) Research Institute of Petroleum and Petrochemicals	Subsidiary of the ultimate parent company
Sinopec Jianghan Salt Chemical Hubei Co., Ltd.	Subsidiary of the ultimate parent company
Yipaike Business Factoring Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Great Wall Energy and Chemical (Ningxia) Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec (Shenzhen) E-Commerce Company Limited	Subsidiary of the ultimate parent company
Sinopec Research Institute of Safety Engineering	Subsidiary of the ultimate parent company
Ningbo Minggang Gas Company Limited	Subsidiary of the ultimate parent company
Sinopec Zhongyuan Petrol-Chemical Industry Co., Ltd.	Subsidiary of the ultimate parent company
Epec E-commerce Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Oil Refining and Marketing (Shanghai) Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Chemical Sales (Guangdong) Co., Ltd.	Subsidiary of the ultimate parent company
Unipec (Qingdao) International Logistics Company Limited	Subsidiary of the ultimate parent company

Names of related parties	Relationship with the Company
Qingdao Zhonghua Sunshine Management System Certification Center	Subsidiary of the ultimate parent company
Zhejiang Baling Hengyi Caprolactam Limited Company	Joint venture of the ultimate parent company
Shanghai Sinopec Mitsui Chemicals, Co., Ltd .	Joint venture of the ultimate parent company
Basf-ypc Company Limited	Joint venture of the ultimate parent company
Shanghai Changshi Shipping Co., Ltd.	Associate of the ultimate parent company
Shanghai KSD Bulk Solids Engineering Co., Ltd.	Associate of the ultimate parent company
Basf Gao-Qiao Performance Chemicals (Shanghai) Company Limited	Associate of the ultimate parent company
Sinopec Chemical Commercial Holding (Singapore) Pte. Ltd .	Subsidiary of the immediate parent company
Sinopec Finance Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding Company Limited	Subsidiary of the immediate parent company
Sinopec Nanjing Chemical Research Institute Co., Ltd.	Subsidiary of the immediate parent company
China Economy Phulishing House Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Publishing House Co., Ltd.	Subsidiary of the immediate parent company
Sinopec International Travel Service Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Assets Management Co., Ltd.	Subsidiary of the immediate parent company
Ningbo Engineering Company of Sinopec	Subsidiary of the immediate parent company
Sinopec Shared Service Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Petroleum Engineering Geophysics Ltd.	Subsidiary of the immediate parent company
Sinopec Baichuan Economic and Trade Company	Subsidiary of the immediate parent company
Sinopec Group Jiangsu Petroleum Exploration Bureau Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Newspaper Office	Subsidiary of the immediate parent company
Sinopec Energy Saving Technology Service Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Group Economic and Technology Research Institute Co., Ltd.	Subsidiary of the immediate parent company

Names of related parties	Relationship with the Company
Beijing Petro-Chemical Construction Consulting Co., Ltd.	Subsidiary of the immediate parent company
China Economicbooks Co., Ltd.	Subsidiary of the immediate parent company
Petrol-Chemical Industry Management Cadre College	Subsidiary of the immediate parent company
Sinopec Engineering Quality Supervision Terminal	Subsidiary of the immediate parent company
Sinopec Group Shanghai Training Center Ltd.	Subsidiary of the immediate parent company
Sinopec Beijing Yanshan Petrochemical Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Zhongyuan Petroleum Exploration Bureau Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Shengli Petroleum Administration Co., Ltd.	Subsidiary of the immediate parent company
The Fourth Construction Company of Sinopec	Subsidiary of the immediate parent company
Sinopec Tending Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Shanghai Engineering Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Engineering Incorporation	Subsidiary of the immediate parent company
Sinopec Engineering Quality Monitoring Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Engineering(Group)Co.,Ltd.	Subsidiary of the immediate parent company
National Petrochemical Project Risk Assessment Technology Center	Subsidiary of the immediate parent company
The Tenth Construction Company of Sinopec	Subsidiary of the immediate parent company
The Fifth Construction Company of Sinopec	Subsidiary of the immediate parent company
Shanghai Petrochemical Machinery Manufacturing Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Nanjing Engineering Company Limited	Subsidiary of the immediate parent company
Sinopec Luoyang Engineering Company Limited	Subsidiary of the immediate parent company
Jiangsu Jinling Opta Polymer Company Limited	Subsidiary of the immediate parent company
Shanghai Petro-Chemical Haidi Administration Co., Ltd.	Subsidiary of the immediate parent company
Sinopec Sichuan Uinylon Works	Subsidiary of the immediate parent company
China Petrochemical Corp. Nanjing Chemistry Industrial Co., Ltd.	Subsidiary of the immediate parent company

Names of related parties	Relationship with the Company
Sinopec Group International Petroleum Exploration And Production Limited	Subsidiary of the immediate parent company
Sinopec Consulting Company Limited	Subsidiary of the immediate parent company
China Petrochemical Corp. Engineering Ration Management Station	Subsidiary of the immediate parent company
Beijing Victory Hotel Company Limited	Subsidiary of the immediate parent company
Maoming Shihua Dongcheng Chemical Co., Ltd.	Subsidiary of the immediate parent company
Yihua Tory Polyester Film Company Limited	Joint venture of the immediate parent company
China Sinopec Pipeline Storage and Transportation Co., Ltd.	Associate of the immediate parent
Yihua Bonar Yarns and Fabrics Co., Ltd.	Associate of the immediate parent
Unipec Singapore	Subsidiary of the immediate parent company
Unipec America, Inc	Subsidiary of the immediate parent company
Sinopec Japan Company Limited	Subsidiary of the immediate parent company
Rizhao Shihua Crude Oil Terminal Co., Ltd.	Joint venture of the ultimate parent company
Sinopec Europe Company Limited	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding (North America), Inc.	Subsidiary of the immediate parent company
Sinopec International (Australia) Pty. Ltd.	Subsidiary of the immediate parent company
Sinopec Easy Joy sales CO., Ltd.	Subsidiary of the immediate parent company
Sinopec National Petrochemical Project Risk Assessment Technology Center Co., Ltd.	Subsidiary of the immediate parent company
Sinopec International (Russia) Pty. Ltd.	Subsidiary of the immediate parent company
Sinopec Jianghan Petroleum Administration Co., Ltd.	Subsidiary of the ulitimate parent company
Sinopec America Company Limited	Subsidiary of the ulitimate parent company
Sinopec (Beijing) Chemical Research Institute Co., Ltd.	Subsidiary of the ulitimate parent company
Sinopec-Sk(Wuhan)Petrochemical Co., Ltd.	Subsidiary of the ulitimate parent company
Shanghai Petroleum&Natural Gas General Co., Ltd.	Associate of the ultimate parent company
Beijing Heyuan Jingyi Hotel Co., Ltd.	Subsidiary of the ulitimate parent company
Sinopec Henan Oilfield Training Center	Subsidiary of the ulitimate parent company
Sinopec Jiangsu Petroleum Exploration Bureau Co., Ltd. Training Center	Subsidiary of the ulitimate parent company
Sinopec Capital Co., Ltd.	Subsidiary of the ulitimate parent company

Transactions between the Group and Sinopec Corp., its subsidiaries and joint ventures
Transactions between the Group and Sinopec Corp, its subsidiaries and joint ventures during the years ended 31 December 2020, 2021 and 2022 were as follows :

	2020 RMB’000	2021 RMB’000	2022 RMB’000
Sales of petroleum products	39,879,549	47,201,755	44,392,225
Sales other than petroleum products	6,790,568	9,439,546	8,194,827
Purchases of crude oil	27,934,926	35,371,820	46,790,433
Purchases other than crude oil	9,937,862	9,008,147	7,544,094
Commission expense	104,598	110,552	90,341
Rental income	32,829	34,475	34,088

Other transactions between the Group and Sinopec Group and its subsidiaries, associates and joint ventures of the Group

	2020 RMB’000	2021 RMB’000	2022 RMB’000
Sales of goods and service fee income
- Sinopec Group and its subsidiaries	14,870	36,683	19,450
- Associates and joint ventures of the Group	2,019,997	4,248,658	3,171,835

	2,034,867	4,285,341	3,191,285

Purchases
- Sinopec Group and its subsidiaries	832,617	2,830,256	1,870,287
- Associates and joint ventures of the Group	3,648,664	4,425,698	2,411,552

	4,481,281	7,255,954	4,281,839

Insurance premium expenses
- Sinopec Group and its subsidiaries	107,495	108,850	109,597

Addition to right-of-use assets
- Sinopec Group and its subsidiaries	2,267	1,388	20,023

Interest expense of lease liabilities
- Sinopec Group and its subsidiaries	205	247	787
- Joint ventures of the Group	8	24	17

	213	271	804

Interest expens e
- Sinopec Finance	—	2,835	7,665

Interest income
- Sinopec Finance	2,088	824	213
- Joint ventures of the Group	—	—	2,704

	2,088	824	2,917

Construction and installation cost
- Sinopec Group and its subsidiaries	233,591	785,216	812,516

Rental income
- Associates and joint ventures of the Group	15,577	14,930	14,032
- Sinopec Group and its subsidiaries	464	464	427

	16,041	15,394	14,459

Long-term borrowings
- Sinopec Finance	—	700,000	—

Summary of amounts due from/to related parties

	As at 31 December 2021	As at 31 December 2022
	RMB’000	RMB’000
Amounts due from related parties
- Sinopec Corp., its subsidiaries and joint ventures	1,184,117	2,593,908
- Associates and joint ventures of the Group	28,214	45,075

	1,212,331	2,638,983

Amounts due to related parties
- Sinopec Corp., its subsidiaries and joint ventures	4,475,992	6,569,219
- Sinopec Group and its subsidiaries	1,672,439	1,232,589
- Associates and joint ventures of the Group	156,385	86,001

	6,304,816	7,887,809

Lease liabilities
- Sinopec Group and its subsidiaries	992	12,714
- Joint ventures of the Group	435	290

	1,427	13,004

Cash deposits, maturing within three months
- Sinopec Finance (note d)	3,243	—

Long-term borrowings
- Sinopec Finance	700,000	700,000

Summary of key personnel compensations

	Years ended 31 December
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Short-term employee benefits	9,859	11,866	13,667
Post-employment benefits	441	551	639

	10,300	12,417	14,306

Commitments with related parties

	As at 31 December 2021 RMB’000	As at 31 December 2022 RMB’000
Sinopec Group and its subsidiaries	775,007	930,665

Investment commitments with related parties

	As at 31 December 2021 RMB’000	As at 31 December 2022 RMB’000
Capital contribution to Shanghai Secco (i)	111,263	111,263
Capital contribution to Shanghai Shidian Energy Company
Limited (“Shidian Energy”) (ii)	80,000	—
Capital contribution to Baling Materials (iii)	350,000	150,000

	541,263	261,263

(i)
Pursuant to the resolution of the 18th meeting of the 7th term of Board of Directors on 5 December 2013, the Group was approved to make a capital contribution of USD 30,017,000 (RMB 182,804 thousand equivalent) to Shanghai Secco, an associate of the Group. As at 31 December 2022, the Company has contributed RMB 71,541 thousand to Shanghai Secco.

According to the approval by Shanghai Municipal Commission of Commerce as issued on 19 October 2015, the rest of the capital contribution to Shanghai Secco should be within 50 years starting from its registration date.

(ii)
Pursuant to the articles of association of Shidian Energy in August
2019
, Toufa agreed to make a capital contribution of RMB 400,000 thousand to acquire 40% share of Shidian Energy. As at 31 December 2022, Toufa has fully contributed RMB 400,000 thousand to Shidian Energy.

(iii)
Sinopec Baling Petrochemical Co., Ltd and the Company jointly established Baling Materials on 7 September 2021, each with a cash contribution of RMB 400,000 thousand. As at 31 December 2022, the Company has made a paid-up
capital contribution of RMB 250,000 thousand.